Inventories (Details) - USD ($) $ in Millions	Sep. 01, 2016	Sep. 03, 2015
Inventory, Net, Items Net of Reserve Alternative [Abstract]
Finished goods	$ 899	$ 785
Work in process	1,761	1,315
Raw materials and supplies	229	240
Inventories	$ 2,889	$ 2,340